FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 0.9%
AT&T Inc.	68,491	$1,260,919
Lumen Technologies Inc.	9,448	49,319
Verizon Communications Inc.	40,332	1,589,081

Total Diversified Telecommunication Services		2,899,319

Entertainment - 1.3%
Activision Blizzard Inc.	6,799	520,463
Electronic Arts Inc.	2,524	308,382
Live Nation Entertainment Inc.	1,351	94,219	*
Netflix Inc.	4,275	1,260,612	*
Take-Two Interactive Software Inc.	1,506	156,820	*
Walt Disney Co.	17,510	1,521,269	*
Warner Bros. Discovery Inc.	21,079	199,829	*

Total Entertainment		4,061,594

Interactive Media & Services - 3.9%
Alphabet Inc., Class A Shares	57,227	5,049,138	*
Alphabet Inc., Class C Shares	50,819	4,509,170	*
Match Group Inc.	2,741	113,724	*
Meta Platforms Inc., Class A Shares	21,581	2,597,058	*

Total Interactive Media & Services		12,269,090

Media - 0.8%
Charter Communications Inc., Class A Shares	1,025	347,578	*
Comcast Corp., Class A Shares	41,466	1,450,066
DISH Network Corp., Class A Shares	2,312	32,460	*
Fox Corp., Class A Shares	2,906	88,255
Fox Corp., Class B Shares	1,385	39,403
Interpublic Group of Cos. Inc.	3,766	125,445
News Corp., Class A Shares	3,890	70,798
News Corp., Class B Shares	1,175	21,667
Omnicom Group Inc.	1,926	157,104
Paramount Global, Class B Shares	4,811	81,210

Total Media		2,413,986

Wireless Telecommunication Services - 0.3%
T-Mobile US Inc.	5,745	804,300	*

TOTAL COMMUNICATION SERVICES		22,448,289

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	1

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.1%
Aptiv PLC	2,559	$238,320	*
BorgWarner Inc.	2,262	91,045

Total Auto Components		329,365

Automobiles - 1.3%
Ford Motor Co.	37,869	440,416
General Motors Co.	13,612	457,908
Tesla Inc.	25,726	3,168,929	*

Total Automobiles		4,067,253

Distributors - 0.2%
Genuine Parts Co.	1,345	233,371
LKQ Corp.	2,497	133,365
Pool Corp.	380	114,885

Total Distributors		481,621

Hotels, Restaurants & Leisure - 2.0%
Booking Holdings Inc.	372	749,684	*
Caesars Entertainment Inc.	2,093	87,069	*
Carnival Corp.	9,413	75,869	*
Chipotle Mexican Grill Inc.	265	367,685	*
Darden Restaurants Inc.	1,159	160,324
Domino’s Pizza Inc.	341	118,122
Expedia Group Inc.	1,440	126,144	*
Hilton Worldwide Holdings Inc.	2,613	330,179
Las Vegas Sands Corp.	3,130	150,459	*
Marriott International Inc., Class A Shares	2,570	382,647
McDonald’s Corp.	7,022	1,850,508
MGM Resorts International	3,104	104,077
Norwegian Cruise Line Holdings Ltd.	3,996	48,911	*
Royal Caribbean Cruises Ltd.	2,127	105,138	*
Starbucks Corp.	11,043	1,095,466
Wynn Resorts Ltd.	1,024	84,449	*
Yum! Brands Inc.	2,715	347,737

Total Hotels, Restaurants & Leisure		6,184,468

Household Durables - 0.3%
DR Horton Inc.	3,001	267,509
Garmin Ltd.	1,435	132,436
Lennar Corp., Class A Shares	2,464	222,992
Mohawk Industries Inc.	521	53,257	*
Newell Brands Inc.	3,441	45,008
NVR Inc.	28	129,152	*

See Notes to Schedule of Investments.

2	Franklin S&P 500 Index Fund 2022 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Household Durables - (continued)
PulteGroup Inc.	2,212	$100,712
Whirlpool Corp.	521	73,701

Total Household Durables		1,024,767

Internet & Direct Marketing Retail - 2.4%
Amazon.com Inc.	85,064	7,145,376	*
eBay Inc.	5,175	214,607
Etsy Inc.	1,196	143,257	*

Total Internet & Direct Marketing Retail		7,503,240

Leisure Products - 0.0%††
Hasbro Inc.	1,230	75,042

Multiline Retail - 0.5%
Dollar General Corp.	2,168	533,870
Dollar Tree Inc.	2,013	284,719	*
Target Corp.	4,426	659,651

Total Multiline Retail		1,478,240

Specialty Retail - 2.4%
Advance Auto Parts Inc.	596	87,630
AutoZone Inc.	182	448,845	*
Bath & Body Works Inc.	2,223	93,677
Best Buy Co. Inc.	1,941	155,688
CarMax Inc.	1,535	93,466	*
Home Depot Inc.	9,808	3,097,955
Lowe’s Cos. Inc.	5,948	1,185,079
O’Reilly Automotive Inc.	598	504,730	*
Ross Stores Inc.	3,312	384,424
TJX Cos. Inc.	11,073	881,411
Tractor Supply Co.	1,057	237,793
Ulta Beauty Inc.	494	231,721	*

Total Specialty Retail		7,402,419

Textiles, Apparel & Luxury Goods - 0.5%
NIKE Inc., Class B Shares	12,068	1,412,077
Ralph Lauren Corp.	421	44,487
Tapestry Inc.	2,406	91,621
VF Corp.	3,084	85,149

Total Textiles, Apparel & Luxury Goods		1,633,334

TOTAL CONSUMER DISCRETIONARY		30,179,749

CONSUMER STAPLES - 7.1%
Beverages - 1.9%
Brown-Forman Corp., Class B Shares	1,708	112,181
Coca-Cola Co.	37,293	2,372,208

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	3

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Beverages - (continued)
Constellation Brands Inc., Class A Shares	1,571	$364,079
Keurig Dr Pepper Inc.	8,097	288,739
Molson Coors Beverage Co., Class B Shares	1,867	96,188
Monster Beverage Corp.	3,674	373,021	*
PepsiCo Inc.	13,224	2,389,048

Total Beverages		5,995,464

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	4,248	1,939,212
Kroger Co.	6,212	276,931
Sysco Corp.	4,862	371,700
Walgreens Boots Alliance Inc.	6,789	253,637
Walmart Inc.	13,521	1,917,143

Total Food & Staples Retailing		4,758,623

Food Products - 1.2%
Archer-Daniels-Midland Co.	5,249	487,370
Campbell Soup Co.	1,943	110,265
Conagra Brands Inc.	4,517	174,808
General Mills Inc.	5,651	473,836
Hershey Co.	1,426	330,219
Hormel Foods Corp.	2,789	127,039
JM Smucker Co.	1,016	160,995
Kellogg Co.	2,420	172,401
Kraft Heinz Co.	7,605	309,599
Lamb Weston Holdings Inc.	1,410	125,998
McCormick & Co. Inc., Non Voting Shares	2,431	201,506
Mondelez International Inc., Class A Shares	13,076	871,515
Tyson Foods Inc., Class A Shares	2,760	171,810

Total Food Products		3,717,361

Household Products - 1.6%
Church & Dwight Co. Inc.	2,330	187,821
Clorox Co.	1,157	162,362
Colgate-Palmolive Co.	7,970	627,957
Kimberly-Clark Corp.	3,207	435,350
Procter & Gamble Co.	22,714	3,442,534

Total Household Products		4,856,024

Personal Products - 0.2%
Estee Lauder Cos. Inc., Class A Shares	2,213	549,067

See Notes to Schedule of Investments.

4	Franklin S&P 500 Index Fund 2022 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Tobacco - 0.7%
Altria Group Inc.	17,181	$785,343
Philip Morris International Inc.	14,885	1,506,511

Total Tobacco		2,291,854

TOTAL CONSUMER STAPLES		22,168,393

ENERGY - 5.2%
Energy Equipment & Services - 0.4%
Baker Hughes Co.	9,659	285,230
Halliburton Co.	8,661	340,811
Schlumberger Ltd.	13,641	729,248

Total Energy Equipment & Services		1,355,289

Oil, Gas & Consumable Fuels - 4.8%
APA Corp.	3,094	144,428
Chevron Corp.	17,008	3,052,766
ConocoPhillips	11,912	1,405,616
Coterra Energy Inc.	7,593	186,560
Devon Energy Corp.	6,249	384,376
Diamondback Energy Inc.	1,696	231,979
EOG Resources Inc.	5,651	731,918
EQT Corp.	3,579	121,078
Exxon Mobil Corp.	39,505	4,357,401
Hess Corp.	2,659	377,099
Kinder Morgan Inc.	18,802	339,940
Marathon Oil Corp.	6,106	165,289
Marathon Petroleum Corp.	4,495	523,173
Occidental Petroleum Corp.	6,962	438,536
ONEOK Inc.	4,244	278,831
Phillips 66	4,499	468,256
Pioneer Natural Resources Co.	2,277	520,044
Targa Resources Corp.	2,204	161,994
Valero Energy Corp.	3,695	468,748
Williams Cos. Inc.	11,628	382,561

Total Oil, Gas & Consumable Fuels		14,740,593

TOTAL ENERGY		16,095,882

FINANCIALS - 11.6%
Banks - 3.8%
Bank of America Corp.	67,008	2,219,305
Citigroup Inc.	18,491	836,348
Citizens Financial Group Inc.	4,758	187,322
Comerica Inc.	1,223	81,757
Fifth Third Bancorp	6,470	212,281

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	5

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - (continued)
First Republic Bank	1,752	$213,551
Huntington Bancshares Inc.	13,708	193,283
JPMorgan Chase & Co.	28,131	3,772,367
KeyCorp	8,821	153,662
M&T Bank Corp.	1,673	242,685
PNC Financial Services Group Inc.	3,903	616,440
Regions Financial Corp.	8,828	190,332
Signature Bank	609	70,169
SVB Financial Group	563	129,569	*
Truist Financial Corp.	12,653	544,459
US Bancorp	12,875	561,479
Wells Fargo & Co.	36,528	1,508,241
Zions Bancorp NA	1,480	72,757

Total Banks		11,806,007

Capital Markets - 3.1%
Ameriprise Financial Inc.	1,034	321,957
Bank of New York Mellon Corp.	6,986	318,003
BlackRock Inc.	1,440	1,020,427
Cboe Global Markets Inc.	1,015	127,352
Charles Schwab Corp.	14,574	1,213,431
CME Group Inc.	3,429	576,621
FactSet Research Systems Inc.	357	143,232
Franklin Resources Inc.	2,709	71,463	(a)
Goldman Sachs Group Inc.	3,258	1,118,732
Intercontinental Exchange Inc.	5,330	546,805
Invesco Ltd.	4,326	77,825
MarketAxess Holdings Inc.	364	101,516
Moody’s Corp.	1,514	421,831
Morgan Stanley	12,654	1,075,843
MSCI Inc.	774	360,041
Nasdaq Inc.	3,197	196,136
Northern Trust Corp.	1,971	174,414
Raymond James Financial Inc.	1,881	200,985
S&P Global Inc.	3,201	1,072,143
State Street Corp.	3,513	272,503
T. Rowe Price Group Inc.	2,156	235,133

Total Capital Markets		9,646,393

Consumer Finance - 0.5%
American Express Co.	5,718	844,835
Capital One Financial Corp.	3,648	339,118

See Notes to Schedule of Investments.

6	Franklin S&P 500 Index Fund 2022 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Consumer Finance - (continued)
Discover Financial Services	2,633	$257,586
Synchrony Financial	4,368	143,532

Total Consumer Finance		1,585,071

Diversified Financial Services - 1.7%
Berkshire Hathaway Inc., Class B Shares	17,260	5,331,614	*

Insurance - 2.5%
Aflac Inc.	5,362	385,742
Allstate Corp.	2,511	340,492
American International Group Inc.	7,073	447,297
Aon PLC, Class A Shares	1,985	595,778
Arch Capital Group Ltd.	3,599	225,945	*
Arthur J Gallagher & Co.	2,013	379,531
Assurant Inc.	510	63,781
Brown & Brown Inc.	2,233	127,214
Chubb Ltd.	3,989	879,973
Cincinnati Financial Corp.	1,522	155,838
Everest Re Group Ltd.	372	123,232
Globe Life Inc.	871	104,999
Hartford Financial Services Group Inc.	3,094	234,618
Lincoln National Corp.	1,477	45,373
Loews Corp.	1,934	112,810
Marsh & McLennan Cos. Inc.	4,763	788,181
MetLife Inc.	6,364	460,563
Principal Financial Group Inc.	2,216	185,967
Progressive Corp.	5,580	723,782
Prudential Financial Inc.	3,544	352,486
Travelers Cos. Inc.	2,263	424,290
Willis Towers Watson PLC	1,050	256,809
WR Berkley Corp.	1,951	141,584

Total Insurance		7,556,285

TOTAL FINANCIALS		35,925,370

HEALTH CARE - 15.7%
Biotechnology - 2.5%
AbbVie Inc.	16,941	2,737,835
Amgen Inc.	5,131	1,347,606
Biogen Inc.	1,393	385,750	*
Gilead Sciences Inc.	11,989	1,029,256
Incyte Corp.	1,799	144,496	*
Moderna Inc.	3,162	567,958	*

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	7

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Regeneron Pharmaceuticals Inc.	1,025	$739,527	*
Vertex Pharmaceuticals Inc.	2,473	714,153	*

Total Biotechnology		7,666,581

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	16,703	1,833,822
Align Technology Inc.	698	147,208	*
Baxter International Inc.	4,797	244,503
Becton Dickinson and Co.	2,718	691,187
Boston Scientific Corp.	13,733	635,426	*
Cooper Cos. Inc.	471	155,746
DENTSPLY SIRONA Inc.	2,139	68,106
Dexcom Inc.	3,697	418,648	*
Edwards Lifesciences Corp.	5,908	440,796	*
Hologic Inc.	2,398	179,394	*
IDEXX Laboratories Inc.	803	327,592	*
Intuitive Surgical Inc.	3,376	895,822	*
Medtronic PLC	12,781	993,339
ResMed Inc.	1,408	293,047
STERIS PLC	951	175,640
Stryker Corp.	3,218	786,769
Teleflex Inc.	461	115,080
Zimmer Biomet Holdings Inc.	1,988	253,470

Total Health Care Equipment & Supplies		8,655,595

Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	1,552	257,182
Cardinal Health Inc.	2,555	196,403
Centene Corp.	5,452	447,119	*
Cigna Corp.	2,940	974,140
CVS Health Corp.	12,626	1,176,617
DaVita Inc.	530	39,575	*
Elevance Health Inc.	2,284	1,171,623
HCA Healthcare Inc.	2,015	483,519
Henry Schein Inc.	1,292	103,192	*
Humana Inc.	1,207	618,213
Laboratory Corp. of America Holdings	833	196,155
McKesson Corp.	1,352	507,162
Molina Healthcare Inc.	558	184,263	*
Quest Diagnostics Inc.	1,096	171,458

See Notes to Schedule of Investments.

8	Franklin S&P 500 Index Fund 2022 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc.	8,953	$4,746,702
Universal Health Services Inc., Class B Shares	626	88,197

Total Health Care Providers & Services		11,361,520

Life Sciences Tools & Services - 1.9%
Agilent Technologies Inc.	2,865	428,747
Bio-Rad Laboratories Inc., Class A Shares	205	86,200	*
Bio-Techne Corp.	1,488	123,325
Charles River Laboratories International Inc.	489	106,553	*
Danaher Corp.	6,299	1,671,881
Illumina Inc.	1,509	305,120	*
IQVIA Holdings Inc.	1,776	363,885	*
Mettler-Toledo International Inc.	214	309,326	*
PerkinElmer Inc.	1,189	166,722
Thermo Fisher Scientific Inc.	3,771	2,076,652
Waters Corp.	569	194,928	*
West Pharmaceutical Services Inc.	697	164,039

Total Life Sciences Tools & Services		5,997,378

Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	20,368	1,465,477
Catalent Inc.	1,707	76,832	*
Eli Lilly & Co.	7,551	2,762,458
Johnson & Johnson	25,088	4,431,795
Merck & Co. Inc.	24,273	2,693,089
Organon & Co.	2,461	68,736
Pfizer Inc.	53,763	2,754,816
Viatris Inc.	11,659	129,765
Zoetis Inc.	4,465	654,346

Total Pharmaceuticals		15,037,314

TOTAL HEALTH CARE		48,718,388

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.9%
Boeing Co.	5,378	1,024,455	*
General Dynamics Corp.	2,172	538,895
Howmet Aerospace Inc.	3,476	136,989
Huntington Ingalls Industries Inc.	388	89,504
L3Harris Technologies Inc.	1,834	381,857
Lockheed Martin Corp.	2,227	1,083,413
Northrop Grumman Corp.	1,389	757,852
Raytheon Technologies Corp.	14,105	1,423,477

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	9

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Aerospace & Defense - (continued)
Textron Inc.	2,029	$143,653
TransDigm Group Inc.	495	311,677

Total Aerospace & Defense		5,891,772

Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc.	1,112	101,815
Expeditors International of Washington Inc.	1,542	160,245
FedEx Corp.	2,286	395,935
United Parcel Service Inc., Class B Shares	6,984	1,214,098

Total Air Freight & Logistics		1,872,093

Airlines - 0.2%
Alaska Air Group Inc.	1,219	52,344	*
American Airlines Group Inc.	6,048	76,931	*
Delta Air Lines Inc.	6,093	200,216	*
Southwest Airlines Co.	5,699	191,885	*
United Airlines Holdings Inc.	3,090	116,493	*

Total Airlines		637,869

Building Products - 0.4%
Allegion PLC	844	88,839
AO Smith Corp.	1,200	68,688
Carrier Global Corp.	8,030	331,237
Johnson Controls International PLC	6,577	420,928
Masco Corp.	2,177	101,601
Trane Technologies PLC	2,229	374,673

Total Building Products		1,385,966

Commercial Services & Supplies - 0.5%
Cintas Corp.	822	371,232
Copart Inc.	4,136	251,841	*
Republic Services Inc.	1,957	252,433
Rollins Inc.	2,278	83,238
Waste Management Inc.	3,577	561,160

Total Commercial Services & Supplies		1,519,904

Construction & Engineering - 0.1%
Quanta Services Inc.	1,352	192,660

Electrical Equipment - 0.6%
AMETEK Inc.	2,215	309,480
Eaton Corp. PLC	3,805	597,195
Emerson Electric Co.	5,646	542,355
Generac Holdings Inc.	597	60,094	*
Rockwell Automation Inc.	1,111	286,160

Total Electrical Equipment		1,795,284

See Notes to Schedule of Investments.

10	Franklin S&P 500 Index Fund 2022 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Industrial Conglomerates - 0.9%
3M Co.	5,298	$635,336
General Electric Co.	10,489	878,873
Honeywell International Inc.	6,433	1,378,592

Total Industrial Conglomerates		2,892,801

Machinery - 1.9%
Caterpillar Inc.	4,994	1,196,363
Cummins Inc.	1,350	327,092
Deere & Co.	2,633	1,128,925
Dover Corp.	1,357	183,751
Fortive Corp.	3,410	219,093
IDEX Corp.	713	162,799
Illinois Tool Works Inc.	2,692	593,048
Ingersoll Rand Inc.	3,860	201,685
Nordson Corp.	510	121,237
Otis Worldwide Corp.	4,013	314,258
PACCAR Inc.	3,304	326,997
Parker-Hannifin Corp.	1,222	355,602
Pentair PLC	1,518	68,280
Snap-on Inc.	510	116,530
Stanley Black & Decker Inc.	1,395	104,792
Westinghouse Air Brake Technologies Corp.	1,794	179,059
Xylem Inc.	1,692	187,084

Total Machinery		5,786,595

Professional Services - 0.4%
CoStar Group Inc.	3,926	303,401	*
Equifax Inc.	1,153	224,097
Jacobs Solutions Inc.	1,235	148,286
Leidos Holdings Inc.	1,271	133,697
Robert Half International Inc.	1,071	79,072
Verisk Analytics Inc.	1,498	264,277

Total Professional Services		1,152,830

Road & Rail - 0.9%
CSX Corp.	20,156	624,433
J.B. Hunt Transport Services Inc.	799	139,314
Norfolk Southern Corp.	2,210	544,588
Old Dominion Freight Line Inc.	869	246,605
Union Pacific Corp.	5,906	1,222,955

Total Road & Rail		2,777,895

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	11

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 0.2%
Fastenal Co.	5,495	$260,024
United Rentals Inc.	677	240,619	*
W.W. Grainger Inc.	433	240,856

Total Trading Companies & Distributors		741,499

TOTAL INDUSTRIALS		26,647,168

INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 0.9%
Arista Networks Inc.	2,353	285,537	*
Cisco Systems Inc.	39,336	1,873,967
F5 Inc.	573	82,231	*
Juniper Networks Inc.	3,146	100,546
Motorola Solutions Inc.	1,593	410,532

Total Communications Equipment		2,752,813

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A Shares	5,702	434,150
CDW Corp.	1,292	230,725
Corning Inc.	7,352	234,823
Keysight Technologies Inc.	1,699	290,648	*
TE Connectivity Ltd.	3,054	350,599
Teledyne Technologies Inc.	443	177,160	*
Trimble Inc.	2,365	119,575	*
Zebra Technologies Corp., Class A Shares	485	124,359	*

Total Electronic Equipment, Instruments & Components		1,962,039

IT Services - 4.4%
Accenture PLC, Class A Shares	6,038	1,611,180
Akamai Technologies Inc.	1,540	129,822	*
Automatic Data Processing Inc.	3,967	947,558
Broadridge Financial Solutions Inc.	1,129	151,433
Cognizant Technology Solutions Corp., Class A Shares	4,941	282,576
DXC Technology Co.	2,217	58,750	*
EPAM Systems Inc.	540	176,980	*
Fidelity National Information Services Inc.	5,681	385,456
Fiserv Inc.	6,103	616,830	*
FleetCor Technologies Inc.	702	128,943	*
Gartner Inc.	754	253,450	*
Global Payments Inc.	2,551	253,365
International Business Machines Corp.	8,695	1,225,039
Jack Henry & Associates Inc.	700	122,892
Mastercard Inc., Class A Shares	8,143	2,831,565
Paychex Inc.	3,054	352,920
PayPal Holdings Inc.	10,904	776,583	*

See Notes to Schedule of Investments.

12	Franklin S&P 500 Index Fund 2022 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
IT Services - (continued)
VeriSign Inc.	883	$181,403	*
Visa Inc., Class A Shares	15,681	3,257,885

Total IT Services		13,744,630

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices Inc.	15,406	997,847	*
Analog Devices Inc.	4,908	805,059
Applied Materials Inc.	8,215	799,977
Broadcom Inc.	3,903	2,182,284
Enphase Energy Inc.	1,292	342,328	*
First Solar Inc.	968	144,997	*
Intel Corp.	39,895	1,054,425
KLA Corp.	1,355	510,876
Lam Research Corp.	1,308	549,752
Microchip Technology Inc.	5,293	371,833
Micron Technology Inc.	10,354	517,493
Monolithic Power Systems Inc.	421	148,870
NVIDIA Corp.	23,843	3,484,416
NXP Semiconductors NV	2,457	388,280
ON Semiconductor Corp.	4,137	258,025	*
Qorvo Inc.	974	88,283	*
QUALCOMM Inc.	10,721	1,178,667
Skyworks Solutions Inc.	1,531	139,520
SolarEdge Technologies Inc.	531	150,416	*
Teradyne Inc.	1,466	128,055
Texas Instruments Inc.	8,711	1,439,231

Total Semiconductors & Semiconductor Equipment		15,680,634

Software - 8.3%
Adobe Inc.	4,458	1,500,251	*
ANSYS Inc.	836	201,969	*
Autodesk Inc.	2,075	387,755	*
Cadence Design Systems Inc.	2,654	426,339	*
Ceridian HCM Holding Inc.	1,459	93,595	*
Fortinet Inc.	6,197	302,971	*
Gen Digital Inc.	5,727	122,730
Intuit Inc.	2,693	1,048,169
Microsoft Corp.	71,480	17,142,334
Oracle Corp.	14,758	1,206,319
Paycom Software Inc.	472	146,466	*
PTC Inc.	1,011	121,360	*
Roper Technologies Inc.	1,010	436,411

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	13

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - (continued)
Salesforce Inc.	9,614	$1,274,720	*
ServiceNow Inc.	1,928	748,585	*
Synopsys Inc.	1,461	466,483	*
Tyler Technologies Inc.	389	125,417	*

Total Software		25,751,874

Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc.	143,315	18,620,918
Hewlett Packard Enterprise Co.	12,082	192,829
HP Inc.	8,345	224,230
NetApp Inc.	2,065	124,024
Seagate Technology Holdings PLC	1,853	97,486
Western Digital Corp.	2,920	92,126	*

Total Technology Hardware, Storage & Peripherals		19,351,613

TOTAL INFORMATION TECHNOLOGY		79,243,603

MATERIALS - 2.7%
Chemicals - 1.9%
Air Products & Chemicals Inc.	2,119	653,203
Albemarle Corp.	1,126	244,184
Celanese Corp.	946	96,719
CF Industries Holdings Inc.	1,898	161,710
Corteva Inc.	6,856	402,996
Dow Inc.	6,801	342,702
DuPont de Nemours Inc.	4,777	327,845
Eastman Chemical Co.	1,198	97,565
Ecolab Inc.	2,363	343,958
FMC Corp.	1,222	152,506
International Flavors & Fragrances Inc.	2,457	257,592
Linde PLC	4,728	1,542,179
LyondellBasell Industries NV, Class A Shares	2,462	204,420
Mosaic Co.	3,288	144,245
PPG Industries Inc.	2,264	284,675
Sherwin-Williams Co.	2,278	540,638

Total Chemicals		5,797,137

Construction Materials - 0.1%
Martin Marietta Materials Inc.	594	200,754
Vulcan Materials Co.	1,267	221,864

Total Construction Materials		422,618

Containers & Packaging - 0.3%
Amcor PLC	14,489	172,564
Avery Dennison Corp.	783	141,723

See Notes to Schedule of Investments.

14	Franklin S&P 500 Index Fund 2022 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Containers & Packaging - (continued)
Ball Corp.	2,960	$151,374
International Paper Co.	3,435	118,954
Packaging Corp. of America	894	114,352
Sealed Air Corp.	1,399	69,782
Westrock Co.	2,455	86,318

Total Containers & Packaging		855,067

Metals & Mining - 0.4%
Freeport-McMoRan Inc.	13,595	516,610
Newmont Corp.	7,562	356,926
Nucor Corp.	2,482	327,153
Steel Dynamics Inc.	1,607	157,004

Total Metals & Mining		1,357,693

TOTAL MATERIALS		8,432,515

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities Inc.	1,409	205,249
American Tower Corp.	4,448	942,353
AvalonBay Communities Inc.	1,329	214,660
Boston Properties Inc.	1,343	90,760
Camden Property Trust	996	111,432
Crown Castle Inc.	4,140	561,550
Digital Realty Trust Inc.	2,760	276,745
Equinix Inc.	895	586,252
Equity Residential	3,258	192,222
Essex Property Trust Inc.	635	134,569
Extra Space Storage Inc.	1,283	188,832
Federal Realty Investment Trust	666	67,293
Healthpeak Properties Inc.	5,106	128,007
Host Hotels & Resorts Inc.	6,871	110,280
Invitation Homes Inc.	5,555	164,650
Iron Mountain Inc.	2,785	138,832
Kimco Realty Corp.	5,839	123,670
Mid-America Apartment Communities Inc.	1,099	172,532
Prologis Inc.	8,912	1,004,650
Public Storage	1,513	423,927
Realty Income Corp.	6,083	385,845
Regency Centers Corp.	1,419	88,688
SBA Communications Corp.	1,031	289,000
Simon Property Group Inc.	3,128	367,477
UDR Inc.	2,925	113,285

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	15

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Ventas Inc.	3,788	$170,649
VICI Properties Inc.	9,202	298,145
Vornado Realty Trust	1,443	30,029
Welltower Inc.	4,598	301,399
Weyerhaeuser Co.	7,084	219,604

Total Equity Real Estate Investment Trusts (REITs)		8,102,586

Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	3,078	236,883	*

TOTAL REAL ESTATE		8,339,469

UTILITIES - 3.2%
Electric Utilities - 2.1%
Alliant Energy Corp.	2,430	134,160
American Electric Power Co. Inc.	4,912	466,394
Constellation Energy Corp.	3,158	272,251
Duke Energy Corp.	7,356	757,594
Edison International	3,617	230,114
Entergy Corp.	1,969	221,513
Evergy Inc.	2,176	136,936
Eversource Energy	3,409	285,811
Exelon Corp.	9,482	409,907
FirstEnergy Corp.	5,175	217,040
NextEra Energy Inc.	19,054	1,592,914
NRG Energy Inc.	2,219	70,609
PG&E Corp.	15,551	252,859	*
Pinnacle West Capital Corp.	1,054	80,146
PPL Corp.	7,243	211,640
Southern Co.	10,506	750,233
Xcel Energy Inc.	5,244	367,657

Total Electric Utilities		6,457,778

Gas Utilities - 0.0%††
Atmos Energy Corp.	1,361	152,527

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	6,303	181,274

Multi-Utilities - 0.9%
Ameren Corp.	2,476	220,166
CenterPoint Energy Inc.	5,935	177,991
CMS Energy Corp.	2,749	174,094
Consolidated Edison Inc.	3,452	329,010
Dominion Energy Inc.	7,959	488,046
DTE Energy Co.	1,871	219,899

See Notes to Schedule of Investments.

16	Franklin S&P 500 Index Fund 2022 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Multi-Utilities - (continued)
NiSource Inc.		3,894	$106,773
Public Service Enterprise Group Inc.		4,770	292,258
Sempra Energy		3,004	464,238
WEC Energy Group Inc.		3,023	283,437

Total Multi-Utilities			2,755,912

Water Utilities - 0.1%
American Water Works Co. Inc.		1,733	264,144

TOTAL UTILITIES			9,811,635

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $107,119,364)			308,010,461

Rate
SHORT-TERM INVESTMENTS - 0.6%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,758,978)	4.235%	1,758,978	1,758,978	(b)

TOTAL INVESTMENTS - 99.9% (Cost - $108,878,342)			309,769,439
Other Assets in Excess of Liabilities - 0.1%			260,244

TOTAL NET ASSETS - 100.0%			$310,029,683

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 2). (b) Rate shown is one-day yield as of the end of the reporting period.

At December 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	10	3/23	$1,975,500	$1,930,500	$(45,000)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

19

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$308,010,461	—	—	$308,010,461
Short-Term Investments†	1,758,978	—	—	1,758,978

Total Investments	$309,769,439	—	—	$309,769,439

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$45,000	—	—	$45,000

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

The Fund invests in securities that are components of the S&P 500 Index. Franklin Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the period ended December 31, 2022:

	Affiliate Value at September 30, 2022	Purchased		Sold				Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2022
		Cost	Shares	Proceeds	Shares	Realized Gain (Loss)	Dividend Income
Franklin Resources Inc.	$57,200	$1,373	51	—	—	—	$813	$12,890	$71,463

20